Restructuring And Related Charges (Summary Of Costs Incurred And Cumulative Costs By Cost Type) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 75.6	$ 37.5	$ 10.2
Cumulative costs	111.6
Future costs to be incurred	3.7
Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	7.8	8.0	3.9
Cumulative costs	14.2
Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	67.8	$ 29.5	$ 6.3
Cumulative costs	97.4
Future costs to be incurred	$ 3.7